TAXES ON INCOME (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2014
Income Tax Contingency [Line Items]
Corporate tax rate	23.00%	23.00%	23.00%
Population of enterprise sales in a specific market	population of at least 14 million
Liability for unrecognized tax benefits	$ 973	$ 973
Attributable to Approved Enterprise Programs [Member]
Income Tax Contingency [Line Items]
Tax-exempt earnings	20,058
Tax liability, if distributed	$ 5,015
Machinery and Manufacturing Equipment [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	200.00%
Building [Member]
Income Tax Contingency [Line Items]
Accelerated depreciation rate	400.00%
Minimum [Member]
Income Tax Contingency [Line Items]
Percentage of industrial enterprise sales revenues	25.00%
Development Area A [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	20.00%
Foreign residents from the preferred enterprise earnings [Member]
Income Tax Contingency [Line Items]
Corporate tax rate				20.00%
Israel [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	2023
Australia [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	30.00%
Australia [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	2019
Canada [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	26.10%
Canada [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	2020
United States [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	25.30%
United States [Member] | Earliest Tax Year [Member]
Income Tax Contingency [Line Items]
Open tax year	2020
Singapore [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	17.00%
England [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	25.00%
India [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	30.00%
Sweden [Member]
Income Tax Contingency [Line Items]
Corporate tax rate	20.60%